Supplement to the
Fidelity® Advisor
Korea Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Advisor Series VIII has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Korea Fund and Fidelity Advisor Emerging Asia Fund.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Korea Fund in exchange for shares of Fidelity Advisor Emerging Asia Fund equal in value to the relative net asset value of the outstanding shares of Fidelity Advisor Korea Fund. After the exchange, Fidelity Advisor Korea Fund will distribute the Fidelity Advisor Emerging Asia Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor Korea Fund (these transactions are referred to as the "Reorganization").

AKOR-07-01 March 26, 2007
1.750122.125

The Reorganization can be consummated only if, among other things, it is approved by a "majority of the outstanding voting securities" of Fidelity Advisor Korea Fund, as that term is defined under the Investment Company Act of 1940. A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Korea Fund is expected to be held on October 17, 2007, and approval of the Agreement will be voted on at that time. Shareholders of record on August 20, 2007 will be entitled to vote at the Meeting. In connection with the Meeting, Fidelity Advisor Korea Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Fidelity Advisor Emerging Asia Fund.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place in December 2007. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In the event Fidelity Advisor Korea Fund shareholders fail to approve the Agreement, Fidelity Advisor Korea Fund will continue to engage in business as a registered investment company and FMR will begin plans to liquidate the fund.

Effective the close of business on March 30, 2007, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who do not own shares of the fund on March 30, 2007 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by March 30, 2007, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since March 30, 2007, 3) by a mutual fund or qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Advisor Emerging Asia Fund, please call 1-877-208-0098 after August 20, 2007. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

Supplement to the
Fidelity® Advisor
Korea Fund
Institutional Class
December 30, 2006
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Advisor Series VIII has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Korea Fund and Fidelity Advisor Emerging Asia Fund.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Korea Fund in exchange for shares of Fidelity Advisor Emerging Asia Fund equal in value to the relative net asset value of the outstanding shares of Fidelity Advisor Korea Fund. After the exchange, Fidelity Advisor Korea Fund will distribute the Fidelity Advisor Emerging Asia Fund shares to its shareholders pro rata, in liquidation of Fidelity Advisor Korea Fund (these transactions are referred to as the "Reorganization").

AKORI-07-01 March 26, 2007
1.750123.119

The Reorganization can be consummated only if, among other things, it is approved by a "majority of the outstanding voting securities" of Fidelity Advisor Korea Fund, as that term is defined under the Investment Company Act of 1940. A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Korea Fund is expected to be held on October 17, 2007, and approval of the Agreement will be voted on at that time. Shareholders of record on August 20, 2007 will be entitled to vote at the Meeting. In connection with the Meeting, Fidelity Advisor Korea Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Fidelity Advisor Emerging Asia Fund.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place in December 2007. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

In the event Fidelity Advisor Korea Fund shareholders fail to approve the Agreement, Fidelity Advisor Korea Fund will continue to engage in business as a registered investment company and FMR will begin plans to liquidate the fund.

Effective the close of business on March 30, 2007, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who do not own shares of the fund on March 30, 2007 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by March 30, 2007, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since March 30, 2007, 3) by a mutual fund or qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Advisor Emerging Asia Fund, please call 1-877-208-0098 after August 20, 2007. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).